VIEs	12 Months Ended
Dec. 31, 2020
VIEs
VIEs

21.VIEs

Sogou consolidates in its consolidated financial statements the VIEs, of which Sogou is the primary beneficiary.

a. VIEs Consolidated within the Sogou Group (excluding the Consolidated Trust)

PRC laws and regulations prohibit or restrict foreign ownership of companies that operate Internet information and content, Internet access, value-added telecommunications, and certain other businesses in which the Sogou Group is engaged or could be deemed to be engaged. Consequently, the Sogou Group conducts certain of its operations and businesses in the PRC through its VIEs.

The Sogou Group adopted the guidance of accounting for VIEs, which requires VIEs to be consolidated by their primary beneficiary. Management evaluated the relationships between Sogou and its VIEs and the flow of economic benefits under contractual arrangements with its VIE Sogou Information and its shareholders. Sogou Information is the parent company of the Sogou Group’s other VIEs. In connection with such evaluation, management also took into account the fact that, as a result of contractual arrangements with Sogou Information and its shareholders, Sogou controls the shareholders’ voting interests in the VIEs. As a result of such evaluation, management concluded that Sogou is the primary beneficiary of the VIEs consolidated.

Under the contractual agreements with Sogou Information and its shareholders, Sogou has power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore Sogou considers that there are no assets of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and statutory surplus reserves of the VIEs. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of Sogou. Currently there is no contractual arrangement that could require Sogou to provide additional financial support to the VIEs. As the Sogou Group is conducting certain business in the PRC mainly through the VIEs, Sogou may provide such support on a discretionary basis in the future, which could expose Sogou to a loss.

The following is a summary of the Sogou Group’s principal VIEs:

Basic Information

Sogou Information

Sogou Information was incorporated in December 2005. As of December 31, 2020, the registered capital of Sogou Information was US$2.5 million and the Company’s Chief Executive Officer Xiaochuan Wang, Sohu, and Tencent (collectively the “Nominee Shareholders”) held 10%, 45%, and 45% interests, respectively, in Sogou Information.

Shi Ji Si Su

Shi Ji Si Su was acquired in April 2015 for cash consideration of US$30. As of December 31, 2020, the registered capital of Shi Ji Si Su was US$10.5 million and Sogou Information held 100% of the equity interest in this entity.

Chengdu Easypay

Chengdu Easypay was incorporated in January 2015. As of December 31, 2020, the registered capital of Chengdu Easypay was US$16.3 million and Sogou Information held 100% of the equity interest in this entity.

Summary of VIE Agreements Currently in Effect

Agreements between Sogou Technology and Nominee Shareholders of Sogou Information

Loan and share pledge agreements between Sogou Technology and the shareholders of Sogou Information. The loan agreement provides for a loan to Xiaochuan Wang, who holds 10% of the equity interest in Sogou Information, used by him to make contributions to the registered capital of Sogou Information in exchange for his equity interest in Sogou Information. The loan is interest free and is repayable on demand, but Mr. Wang may repay the loan only by transferring to Sogou Technology his equity interest in Sogou Information. Under the pledge agreement, all of the shareholders of Sogou Information pledge their equity interests to Sogou Technology to secure the performance of their obligations under certain of the VIE agreements. If any shareholder of Sogou Information breaches any of his or its obligations under any VIE agreements, Sogou Technology is entitled to exercise its rights as the beneficiary under the share pledge agreement. The share pledge agreement terminates only after all of the obligations of the shareholders under the various VIE agreements are no longer in effect.

Equity interest purchase rights agreement between Sogou Technology, Sogou Information, and the shareholders of Sogou Information. Pursuant to this agreement, Sogou Technology and any third party designated by it have the right, exercisable at any time when it becomes legal to do so under PRC law, to purchase from the shareholders of Sogou Information all or any part of their equity interests at the lowest purchase price permissible under PRC law.

Business operation agreement among Sogou Technology, Sogou Information, and the shareholders of Sogou Information. The agreement sets forth the right of Sogou Technology to control the actions of the shareholders of Sogou Information in their capacities as such and of Sogou Information. The agreement has a term of 10 years and is renewable at the request of Sogou Technology.

Powers of attorney executed by the shareholders of Sogou Information in favor of Sogou Technology with a term of 10 years that is extendable at the request of Sogou Technology. These powers of attorney give Sogou Technology the right to appoint nominees to act on behalf of each of the three Sogou Information shareholders in connection with all actions to be taken by Sogou Information.

Business Arrangements between Sogou Technology and Sogou Information

Technology consulting and service agreement between Sogou Technology and Sogou Information. Pursuant to this agreement Sogou Technology has the exclusive right to provide technical consultation and other related services to Sogou Information in exchange for a fee. The agreement has a term of 10 years and is renewable at the request of Sogou Technology.

b. Consolidated Trust

As disclosed in Note 2(f) Accounts Receivable and Financing Receivables, Net, the Sogou Group has jointly established the Consolidated Trust with a third-party investor, and the trust is administered by a trust company. As the Consolidated Trust only invests in loans facilitated by the Sogou Group, the Sogou Group has power to direct the activities of the Consolidated Trust. The Sogou Group also has the obligation to absorb losses or the right to receive benefits from the trust that could potentially be significant to the Consolidated Trust. As a result, the Sogou Group is considered the primary beneficiary of the Consolidated Trust and the Consolidated Trust is considered a consolidated VIE under ASC 810.

As of December 31, 2020, the registered capital of the Consolidated Trust was US$2.9 million, and Chengdu Easypay consolidated 100% of the equity interest in the trust.

c. Financial Information

The following table sets forth the assets, liabilities, results of operations, and cash flows of the VIEs, taken as a whole, that were included in the Sogou Group’s consolidated balance sheets, statements of comprehensive income/(loss), and statements of cash flows:

	As of December 31,
	2019	2020
ASSETS
Cash and cash equivalents	$12,209	$6,573
Restricted cash	5,342	20,981
Short-term investments	7,192	—
Accounts receivable and financing receivables, net	72,214	28,397
Prepaid and other current assets	3,942	10,946
Intra-Sogou Group receivable due from the Company and the Company’s subsidiaries	19,765	—
Due from related parties of the Sogou Group	683	—
Total current assets	121,347	66,897
Long-term investments	26,169	37,328
Fixed assets, net	761	1,652
Intangible assets, net	—	5
Goodwill	3,412	4,259
Other assets	1,902	2,870
Total assets	$153,591	$113,011
LIABILITIES
Accounts payable	$66,186	$72,611
Accrued and other short-term liabilities	55,694	39,502
Receipts in advance	8,981	7,944
Accrued salary and benefits	1,250	1,047
Taxes payable	6,084	2,159
Intra-Sogou Group receivable due to the Company and the Company’s subsidiaries	—	62,780
Due to related parties of the Sogou Group	108	646
Total current liabilities	138,303	186,689
Long-term liabilities	1,130	1,023
Total liabilities	$139,433	$187,712

	For the Year Ended
	December 31,
	2018	2019	2020
Net revenue	$423,270	$501,495	$375,093
Net loss	$(19,534)	$(1,491)	$(82,329)

	For the Year Ended
	December 31,
Cash flows of the VIEs	2018	2019	2020
Net cash provided by/(used in) operating activities	$51,657	$(5,046)	$(13,244)
Net cash (used in)/ provided by investing activities	$(48,161)	$(18,040)	$7,797
Net cash provided by financing activities	$—	$8,601	$152

There is no VIE where the Sogou Group has a variable interest but is not the primary beneficiary.

d. Risks in Relation to the VIE Structure

It is possible that the Sogou Group’s conduct of certain of its operations and businesses through its VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made by PRC authorities, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Sogou Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Sogou Group to restructure its ownership structure or operations, or requiring the Sogou Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Sogou Group’s business operations, and have a severe adverse impact on the Sogou Group’s cash flows, financial position, and operating performance. The Sogou Group’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote.

In addition, it is possible that the contracts among Sogou Technology, Sogou Information, and the nominee shareholders of Sogou Information would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Sogou Group was unable to enforce these contractual arrangements, the Sogou Group would not be able to exert effective control over its VIEs. Consequently, the VIEs’ results of operations, assets and liabilities would not be included in the Sogou Group’s consolidated financial statements. If such were the case, the Sogou Group’s cash flows, financial position, and operating performance would be materially adversely affected. The Sogou Group’s contractual arrangements Sogou Technology, Sogou Information, and the nominee shareholders of Sogou Information are approved and in place. Management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Sogou Group’s operations and contractual relationships would find the contracts to be unenforceable.

The Sogou Group’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions. Goodwill primarily represents the expected synergies from combining an acquired business with the Sogou Group. Intangible assets acquired through business acquisitions mainly consist of copyrights, domain names and trademarks, and developed technologies. Unrecognized revenue-producing assets held by the VIEs include certain licenses for the provision of content over the Internet and other licenses, patents, trademarks, copyrights, domain names, and trade secrets. The VIEs also have an assembled workforce, focused primarily on research and development, whose costs are expensed as incurred. The Sogou Group’s operations and businesses may be adversely impacted if the Sogou Group loses the ability to use and enjoy assets held by its VIEs.